Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41137
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Entity Central Index Key	0001868275
Entity Tax Identification Number	87-1210716
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1310 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	610
Local Phone Number	765-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	CEG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false